NOTE 1 - Organization and Summary of Significant Accounting Policies: Organization (Policies)	12 Months Ended
Sep. 30, 2020
Policies
Organization

Organization – Outdoor Specialty Products, Inc. (the “Company”) was incorporated in the State of Utah on January 31, 2014. The Company is in the business of developing and selling outdoor products with its first product focused on a reel protector for fishing reels. The Company also will be selling third party products through its website. The Company has elected a September 30 fiscal year end.